Other information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Losses and incremental losses included in adjusted EBITDA	$ 662	$ 545	$ 503
Cyber Security Incident
Disclosure of reclassifications or changes in presentation [line items]
Aggregate losses and incremental expenses	31
Losses and incremental losses included in adjusted EBITDA	26
Europe
Disclosure of reclassifications or changes in presentation [line items]
Losses and incremental losses included in adjusted EBITDA	281	249	253
Europe | Cyber Security Incident
Disclosure of reclassifications or changes in presentation [line items]
Losses and incremental losses included in adjusted EBITDA	15
Americas
Disclosure of reclassifications or changes in presentation [line items]
Losses and incremental losses included in adjusted EBITDA	381	$ 296	$ 250
Americas | Cyber Security Incident
Disclosure of reclassifications or changes in presentation [line items]
Losses and incremental losses included in adjusted EBITDA	11
Exceptional items | Cyber Security Incident
Disclosure of reclassifications or changes in presentation [line items]
Aggregate losses and incremental expenses	$ 5